SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Extractive Industries [Abstract]
Oil and gas property - subject to amortization	$ 32,081,386	$ 32,029,501
Accumulated depletion	(11,553,602)	(11,134,981)
Accumulated impairment	(11,859,183)	(11,859,183)
Oil and gas property - subject to amortization, net	8,668,601	9,035,337
Oil and gas property - not subject to amortization	1,224,667	1,224,667
Accumulated impairment
Oil and gas property - not subject to amortization	$ 1,224,667	$ 1,224,667